15. COMMITMENTS	3 Months Ended
Mar. 31, 2014
Notes to Financial Statements
Note 15. COMMITMENTS

15.           COMMITMENTS AND CONTINGENCIES

The Company is committed to make lease payments for the rental of office space as follows:

2014	$220,650
2015	202,640
2016	203,197
2017	84,666
$711,153

The Company incurred lease expense of $102,457 (March 31, 2013 – $103,750) for the three months ended March 31, 2014.

The Company is currently the subject of various tax audits and re-assessments and records liabilities with respect to them. However, the risk remains that the relevant authorities could take differing positions with regard to certain issues and current liabilities could be up to $2.2 million in excess of the amount accrued.